UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2006

Check here if Amendment [ ]; Amendment Number:
                                               -------
This Amendment (Check only one.):               [ ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Chilton Capital Management, L.P.
           -----------------------------------------------------
Address:   1300 Post Oak Boulevard,
           Suite 1220
           Houston, TX 77056
           -----------------------------------------------------

Form 13F File Number: 28-07004
                      --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   /s/ Thomas M. Motter
        -------------------------
Title:  Chief Investment Officer
        -------------------------
Phone:  713-650-1995
        -------------------------

Signature,  Place,  and  Date  of  Signing:

/s/ Thomas M. Motter                   Houston, TX                    05/12/2006
--------------------                   -----------                    ----------
    [Signature]                       [City, State]                     [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number  Name

28-____________   ________________________________________
         [Repeat as necessary.]



                              Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:                  0
                                         ------------
Form 13F Information Table Entry Total:            66
                                         ------------
Form 13F Information Table Value Total:  $192,600,771
                                         ------------
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

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
                                              FORM 13F INFORMATION TABLE

                                                                   SHARES/ SH/ PUT/ INVSTMT  OTHER   VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP    VALUE   PRN AMT PRN CALL DSCRETN MANAGERS SOLE SHARED NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ---- ------ ----
3M Co Com                      COM              88579Y101  5377934   71052          Sole             Sole      0    0
Abbott Laboratories            COM              2824100     492652   11600          Sole             Sole      0    0
American International Group   COM              26874107   4883804   73896          Sole             Sole      0    0
Amgen                          COM              31162100   5792956   79628          Sole             Sole      0    0
Analog Devices Inc             COM              32654105   4580822  119635          Sole             Sole      0    0
Anheuser-Busch Cos             COM              35229103    179206    4190          Sole             Sole      0    0
Applied Materials Inc.         COM              38222105    340570   19450          Sole             Sole      0    0
Arch Coal Inc                  COM              39380100   1506382   19836          Sole             Sole      0    0
Aviall Inc                     COM              05366B102  2971799   78041          Sole             Sole      0    0
Bank of America Corp           COM              60505104   7104240  156000          Sole             Sole      0    0
Biomet Inc                     COM              90613100   5164725  145403          Sole             Sole      0    0
BP PLC Spons ADR               COM              55622104    658515    9552          Sole             Sole      0    0
Bruker Biosciences             COM              116794108  1916568  354920          Sole             Sole      0    0
Chevron Corporation            COM              166764100  2662214   45924          Sole             Sole      0    0
Cisco Systems Inc              COM              17275R102  3824171  176473          Sole             Sole      0    0
CitiGroup                      COM              172967101  6776603  143781          Sole             Sole      0    0
Coca-Cola Company              COM              191216100   931147   22239          Sole             Sole      0    0
Cooper Cameron Corp            COM              216640102  1697755   38515          Sole             Sole      0    0
CVS Corporation                COM              126650100  4625220  154845          Sole             Sole      0    0
Cyberonics Inc.                COM              23251P102  4093635  158853          Sole             Sole      0    0
Duke Energy Corp               COM              264399106   204050    7000          Sole             Sole      0    0
Electronic Arts                COM              285512109  3360362   61410          Sole             Sole      0    0
Eli Lilly & Co                 COM              532457108  3813652   68963          Sole             Sole      0    0
Enterprise Products Partners   COM              293792107   197520    8000          Sole             Sole      0    0
Exxon Mobil Corp Com           COM              30231G102  6681950  109792          Sole             Sole      0    0
General Electric Co            COM              369604103  6950273  199835          Sole             Sole      0    0
Goldman Sachs Group            COM              38141G104  6178556   39364          Sole             Sole      0    0
Home Depot                     COM              437076102   279180    6600          Sole             Sole      0    0
Ico Inc New Com                COM              449293109   160000   32000          Sole             Sole      0    0
Intel Corp                     COM              458140100  4089628  210156          Sole             Sole      0    0
Intuit Incorporated            COM              461202103  4383890   82419          Sole             Sole      0    0
iShares NASDAQ Biotechnology I COM              464287556  2700375   32779          Sole             Sole      0    0
Isis Pharmaceuticals           COM              464330109  3485088  386802          Sole             Sole      0    0
J P Morgan Chase & Co.         COM              46625H100  3922831   94208          Sole             Sole      0    0
Johnson & Johnson              COM              478160104  1465577   24748          Sole             Sole      0    0
KFX                            COM              48245L107  1058194   58143          Sole             Sole      0    0
Kroger Company                 COM              501044101   203600   10000          Sole             Sole      0    0
Liberty Media New Ser A        COM              530718105  3416674  416160          Sole             Sole      0    0
Medtronic Inc                  COM              585055106  4251334   83770          Sole             Sole      0    0
Merck & Co Inc                 COM              589331107   207857    5900          Sole             Sole      0    0
Merrill Lynch & Co             COM              590188108  4993175   63397          Sole             Sole      0    0
Microsoft Corp                 COM              594918104  5319327  195492          Sole             Sole      0    0
Morgan Stanley                 COM              617446448  6740586  107300          Sole             Sole      0    0
Newmont Mining                 COM              651639106   154580    2979          Sole             Sole      0    0
Nokia Corp                     COM              654902204  4638279  223855          Sole             Sole      0    0
Northrop Grumman Corp          COM              666807102  2591606   37950          Sole             Sole      0    0
Novartis A G Spon Adr          COM              66987V109  5110926   92188          Sole             Sole      0    0
Pepsico Inc                    COM              713448108   566284    9799          Sole             Sole      0    0
Pfizer Inc                     COM              717081103  1074785   43129          Sole             Sole      0    0
Procter & Gamble Co            COM              742718109  4879319   84666          Sole             Sole      0    0
Qualcomm Inc.                  COM              747525103   187358    3702          Sole             Sole      0    0
Schlumberger Ltd Com           COM              806857108  4830464   38164          Sole             Sole      0    0
Southern Company               COM              842587107   363223   11084          Sole             Sole      0    0
Sun Microsystems Inc           COM              866810104  2405201  468850          Sole             Sole      0    0
Symantec Corp                  COM              871503108  3231282  191995          Sole             Sole      0    0
Target Corp                    COM              87612E106  3332800   64080          Sole             Sole      0    0
Texas Instruments Inc.         COM              882508104  4063776  125255          Sole             Sole      0    0
Time Warner                    COM              887315109  1677304   99899          Sole             Sole      0    0
Tractor Supply Company         COM              892356106  2402424   36214          Sole             Sole      0    0
Urban Outfitters               COM              917047102  1910790   77864          Sole             Sole      0    0
Wal Mart Stores Inc            COM              931142103   285282    6039          Sole             Sole      0    0
Walgreen Co                    COM              931422109  3155507   73163          Sole             Sole      0    0
Walt Disney Company            COM              254687106   294658   10565          Sole             Sole      0    0
Waters Corp.                   COM              941848103  1261534   29236          Sole             Sole      0    0
Wells Fargo                    COM              949746101   197231    3088          Sole             Sole      0    0
Wrigley Wm JR Co               COM              982526105  4341561   67837          Sole             Sole      0    0